OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 8:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2017	2016

Accrued expenses and other	$5,939	$8,330
Subcontractors accrual	1,692	2,081
Accrued taxes	6,523	4,108
Contingent consideration related to the acquisition	1,550	-

	$15,704	$14,519